Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
By Maturity
Under 1 year	R$ 320,774,167	R$ 287,366,871
From 1 and 5 years	199,768,489	185,907,482
Over 5 years	79,145,188	78,261,850
Loans and advances to customers, gross	599,687,844	551,536,203
By Internal risk classification
Low	454,224,878	408,973,258
Medium-low	95,687,016	87,232,484
Medium	15,804,991	16,643,774
Medium - high	12,180,529	13,238,069
High	21,790,430	25,448,618
Loans and advances to customers, gross	R$ 599,687,844	R$ 551,536,203